TAXES (Tables)	12 Months Ended
Dec. 31, 2023
TAXES
Schedule of income tax provision
	December 31,	December 31,	December 31,
	2023	2022	2021
Current tax provision
Cayman	$	$	$
BVI	-	-	-
Hong Kong	-	-	-
PRC	1,973	460,040	300,034
Total current tax provision	$1,973	$460,040	$300,034
Deferred tax provision
Cayman	$	$	$
BVI	-	-	-
Hong Kong	-	-	-
PRC	-	-	-
Total deferred tax provision	-	-	-
Income tax provision	$1,973	$460,040	$300,034

Schedule of statutory rates of company
	December 31,	December 31,	December 31,
	2023	2022	2021
China Income tax statutory rate	25.0%	(25.0)%	25.0%
Permanent difference	(16.7)%	23.1%	1.1%
Effect of PRC preferential tax treatment	0.0%	(31.5)%	(9.9)%
Non-PRC entities not subject to PRC income tax	(8.3)%	70.8%	15.4%
Effective tax rate	0.0%	37.4%	31.6%